Share Capital (Details) - Schedule of Share Capital - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Authorised [Member]
Authorised:
Ordinary Shares value	$ 50,000	$ 50,000	$ 17,000
Authorised [Member] | Class A Ordinary Shares [Member]
Authorised:
Ordinary Shares value	44,000	44,000
Authorised [Member] | Class B Ordinary Shares [Member]
Authorised:
Ordinary Shares value	5,000	5,000
Authorised [Member] | Preference shares [member]
Authorised:
Ordinary Shares value	1,000	1,000
Issued and fully paid [Member]
Authorised:
Ordinary Shares value	4,337	4,200	2,020
Issued and fully paid [Member] | Class A Ordinary Shares [Member]
Authorised:
Ordinary Shares value	2,771	2,528
Issued and fully paid [Member] | Class B Ordinary Shares [Member]
Authorised:
Ordinary Shares value	1,325	1,325
Issued and fully paid [Member] | Preference shares [member]
Authorised:
Ordinary Shares value	$ 241	$ 347